Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue based on Product Categories and Customer Class	We disaggregate our revenue based on product type and product group as shown in the tables below for the years ended
December 31, 2025, 2024 and 2023:

Product type (in thousands)	2025	2024	2023

Consumables and related revenues	$1,876,424	$1,760,239	$1,726,213
Instruments	213,575	217,975	239,098
Total net sales	$2,089,999	$1,978,214	$1,965,311

Product group (in thousands)	2025	2024	2023

Sample technologies	$661,265	$642,031	$662,991
Diagnostic solutions	803,080	748,888	697,630
PCR/Nucleic acid amplification	308,992	300,468	300,204
Genomics/NGS	241,775	233,608	238,910
Other	74,887	53,219	65,576
Total net sales	$2,089,999	$1,978,214	$1,965,311